PRINCIPAL ACCOUNTING POLICIES - Long-Lived Assets and Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
PRINCIPAL ACCOUNTING POLICIES
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
Number of reporting units | item	1
Relative fair value of goodwill	¥ 276
Goodwill	163,837	163,837		$ 23,428
Goodwill impairment loss	¥ 0	¥ 0	¥ 0